Operating Leases (Details) - Schedule of future minimum lease payments - Wolo [Member]	Jun. 30, 2021 USD ($)
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remainder of year)	$ 41,214
2022	48,279
Total lease payments	89,493
Less imputed interest	(3,060)
Maturities of lease liabilities	$ 86,433